Borrowings - Additional Information (Details 3) $ in Thousands, € in Millions	Nov. 06, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2019 USD ($)	Aug. 09, 2018	Dec. 15, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 1,439,603		$ 1,344,817	$ 1,208,344
Armenia International Airports CJSC | Senior Secured Dual Currency Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount								$ 160,000
Cash deposit pledged as collateral		54,542		28,780
Asset pledged as collateral		147,484		142,384
Toscana Aeroporti S.p.A.
Disclosure of detailed information about borrowings [line items]
Cash deposit pledged as collateral | €			€ 1
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 827,300		$ 680,500
Borrowings, interest rate						9.75%
Aeropuertos Argentina 2000 SA | GS Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.50%
Aeropuertos Argentina 2000 SA | Onshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 85,000
Aeropuertos Argentina 2000 SA | Offshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount						$ 35,000
Toscana Aeroporti S.p.A.
Disclosure of detailed information about borrowings [line items]
Proceeds disbursed | €	€ 85
Percentage of loans backed by SACE guarantees	90.00%
Grace period after the term of loan	6 years